Net Revenues Attributable by Country of Domicile (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
Net revenues	$ 1,213,987	$ 1,060,054	$ 880,743
PRC
Net revenues:
Net revenues	551,155	472,991	374,312
United States
Net revenues:
Net revenues	160,614	143,586	136,689
Europe
Net revenues:
Net revenues	121,262	100,985	91,046
Rest of the World
Net revenues:
Net revenues	$ 380,956	$ 342,492	$ 278,696